Pension plan obligations	12 Months Ended
Dec. 31, 2022
Pension Plan Obligations
Pension plan obligations

22	Pension plan obligations

The Company has Post-Employment Benefit Plans in the following modalities: Defined Benefit (BD) – G1 (i) and G0 (ii); Defined Contribution (CD) – Sabesprev Mais (iii) and VIVEST (iv), whereby only the latter is open for new adhesions. See the reconciliation expenses with such plans in item (v).

Statements of defined benefit plans

Summary of pension obligations – Liabilities

	December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Present value of the defined benefit obligations	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)
Fair value of the plan’s assets	2,567,272	—	2,567,272	2,634,427	—	2,634,427

Total pension plan obligations (deficit)	(148,116)	(2,002,075)	(2,150,191)	(129,600)	(2,192,062)	(2,321,662)

Changes in Liabilities

	December 31, 2022			December 31, 2021
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Plan’s liabilities
Defined benefit obligation, beginning of the year	(2,764,027)	(2,192,062)	(4,956,089)	(3,112,980)	(2,549,541)	(5,662,521)
Current service cost	(35,020)	—	(35,020)	(32,777)	—	(32,777)
Interest costs	(231,745)	(176,953)	(408,698)	(205,707)	(158,244)	(363,951)
Actuarial (gains)/losses recorded as other comprehensive income	126,626	161,766	288,392	414,823	330,337	745,160
Benefits paid	188,778	205,174	393,952	172,614	185,386	358,000
Defined benefit obligation, end of the year	(2,715,388)	(2,002,075)	(4,717,463)	(2,764,027)	(2,192,062)	(4,956,089)

Plan’s assets
Fair value of the plan’s assets, beginning of the year	2,634,427	—	2,634,427	2,793,927	—	2,793,927
Expected return of the plan’s assets	221,079	—	221,079	184,687	—	184,687
Company’s contributions	39,377	—	39,377	35,368	—	35,368
Participant’s contributions	34,000	—	34,000	30,551	—	30,551
Benefits paid	(188,778)	—	(188,778)	(172,614)	—	(172,614)
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	—	(172,833)	(237,492)	—	(237,492)
Fair value of the plan’s assets, end of the year	2,567,272	—	2,567,272	2,634,427	—	2,634,427

Total pension plan obligations (deficit)	(148,116)	(2,002,075)	(2,150,191)	(129,600)	(2,192,062)	(2,321,662)

Changes in equity - Other comprehensive income

Pursuant to IAS 19, the Company recognized gains/(losses), from changes in actuarial assumptions under equity, such as equity valuation adjustments, as shown below:

	December 31, 2022			December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total

Actuarial gains/(losses) on obligations	126,626	161,766	288,392	414,823	330,337	745,160	64,637	521,331	585,968
Actuarial gains/(losses) recorded as other comprehensive income	(172,833)	—	(172,833)	(237,492)	—	(237,492)	(80,059)	—	(80,059)
Total gains/(losses)	(46,207)	161,766	115,559	177,331	330,337	507,668	(15,422)	521,331	505,909
Deferred income tax and social contribution	15,710	—	15,710	(60,292)	—	(60,292)	5,243	—	5,243
Equity valuation adjustments	(30,497)	161,766	131,269	117,039	330,337	447,376	(10,179)	521,331	511,152

The amounts recognized in the year are as follows:

	December 31, 2022			December 31, 2021			December 31, 2020
	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total	G1 Plan	G0 Plan	Total
Cost of service, net	1,020	—	1,020	2,227	—	2,227	4,608	—	4,608
Interest cost rates	231,745	176,953	408,698	205,707	158,244	363,951	208,485	206,262	414,747
Expected return on the plan’s assets	(221,079)	—	(221,079)	(184,687)	—	(184,687)	(187,317)	—	(187,317)
Amount received from State of São Paulo (undisputed)	—	(98,174)	(98,174)	—	(91,657)	(91,657)	—	(95,452)	(95,452)
Total expenses	11,686	78,779	90,465	23,247	66,587	89,834	25,776	110,810	136,586

Obligations’ maturity:

	December 31, 2022
	G1 Plan	G0 Plan
Payment of benefits expected in 2023	213,318	190,425
Payment of benefits expected in 2024	200,740	177,004
Payment of benefits expected in 2025	192,045	167,075
Payment of benefits expected in 2026	182,039	156,583
Payment of benefits expected in 2027 or after	1,927,246	1,310,988
Total	2,715,388	2,002,075
Duration	12.69 years	10.40 years

Actuarial assumptions:

	December 31, 2022		December 31, 2021		December 31, 2020
	G1 Plan	G0 Plan	G1 Plan	G0 Plan	G1 Plan	G0 Plan
Discount rate – actual rate (NTN-B)	6.19% p.a.	6.15% p.a.	5.53% p.a.	5.26% p.a.	3.44% p.a.	3.07% p.a.
Inflation rate	5.31% p.a.	5.31% p.a.	3.00% p.a.	3.00% p.a.	3.25% p.a.	3.25% p.a.
Nominal rate of salary growth	7.42% p.a.	7.42% p.a.	5.06% p.a.	5.06% p.a.	5.32% p.a.	5.32% p.a.
Mortality table	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000	AT-2000

Sensitivity analysis

Sensitivity analysis of the defined benefit pension plan as of December 31, 2022 regarding the changes in the main assumptions are:

Impact on the present value of the defined benefit obligations
Assumption	Change in the assumption	G1	G0
Discount rate	Increase of 1.0%	Decrease of R$ 215,825	Decrease of R$ 159,129
	Decrease of 1.0%	Increase of R$ 234,447	Increase of R$ 172,859
Life expectation	Increase of 1 year	Increase of R$ 59,778	Increase of R$ 83,050
	Decrease of 1 year	Decrease of R$ 58,505	Decrease of R$ 79,449

Wage growth rate	Increase of 1.0%	Increase of R$ 38,898	Increase of R$ 894
	Decrease of 1.0%	Decrease of R$ 40,755	Decrease of R$ 937

(i)	G1 Plan

Managed by Sabesprev, this defined benefit plan (“G1 Plan”), receives similar contributions established in a plan of subsidy of actuarial study of Sabesprev, as follows:

•	0.99% of the portion of the salary of participation up to 20 salaries; and
•	8.39% of the surplus, if any, of the portion of the salary of participation over 20 salaries.

The active participants as of December 31, 2022 totaled 2,843 (2,930 as of December 31, 2021), while inactive participants were 8,089 (8,109 as of December 31, 2021).

The contributions of the Company and participants of the G1 Plan in 2022 were R$ 39,377 (R$ 35,368 in 2021) and R$ 34,000 (R$ 30,551 in 2021), respectively. Of this amount, the Company and the participants made payments referring to the actuarial deficit in the amounts of R$ 31,556 and R$ 26,168, respectively, in 2021 (R$ 28,829 and R$ 23,609, respectively, in 2021).

Estimated expenses for the coming year

2023
Cost of services, net	5,997
Regular and extraordinary contributions expected from participants	(36,521)
Interest costs	307,777
Net profitability on financial assets	(294,788)
Expenditures to be recognized by the employer	(17,535)

Plan’s assets

The plan’s investment policies and strategies are aim at getting consistent returns and reduce the risks associated to the utilization of financial assets available on the Capital Markets through diversification, considering factors, such as the liquidity needs and the long-term nature of the plan liability, types and availability of financial instruments in the local and international markets, general economic conditions and forecasts as well as requirements under the law. The plan's asset allocation management strategies are determined with the support of reports and analysis prepared by Sabesprev and independent financial advisors:

	December 31, 2022%		December 31, 2021%
Total fixed income	1,804,550	70.3	1,613,153	61.2
Total equities	136,582	5.3	261,665	9.9
Total structured investments	498,825	19.4	599,970	22.8
Other	127,315	5.0	159,639	6.1
Fair value of the plan’s assets	2,567,272	100	2,634,427	100

Restrictions with respect to asset portfolio investments, in the case of federal government securities:

i) instruments securitized by the National Treasury will not be permitted;

ii) derivative instruments must be used for hedge.

Restrictions with respect to asset portfolio investments, in the case of variable-income securities for internal management, are as follows:

i) day-trade operations will not be permitted;

ii) sale of uncovered share is prohibited;

iii) swap operations without guarantee are prohibited

iv) leverage will not be permitted, i.e., operations with derivatives representing leverage of asset or selling short, such operations cannot result in losses higher than invested amounts.

As of December 31, 2022, Sabesprev did not have financial assets issued by the Company in its own portfolio; however, said assets could have been part of the investment fund portfolio invested by the Foundation. The real estate held in the portfolio is not used by the Company.

On December 21, 2022, SABESP and SABESPREV, mutually agreed to execute an Admission of Debt Instrument, where SABESP recognizes as legitimate, valid, net, certain, and enforceable the debt related to its share of responsibility in the balancing of the deficit of SABESPREV’s Basic Benefits Plan (G1 Plan), collateralizing the Contract for Revenue Binding and Assignment of Credit Transfer, executed between the parties on February 9, 2023.

(ii)       G0 Plan

Pursuant to State Law 4,819/1958, employees who started providing services prior to May 1974 and retired as an employee of the Company acquired a legal right to receive supplemental pension payments, which rights are referred as "G0 Plan ". The Company pays these supplemental benefits on behalf of the State of São Paulo and makes claims for reimbursements from the State Government, which are recorded in the “Accounts receivable from related parties” line, limited to the amounts considered virtually certain that will be reimbursed by the State of São Paulo.

The number of active participants of Plan - Go as of December 31, 2022 was 8 (8 as of December 31, 2021). The number of beneficiaries, retirees and survivors as of December 31, 2022 was 1,750 (1,794 as of December 31, 2020).

Estimated expenses for 2023

2023

Interest cost rate	225,220
Expense to be recognized	225,220

(iii)       Sabesprev Mais Plan

As of December 31, 2022, this Defined Contribution Plan administered by Sabesprev had 9,365 active and assisted participants (9,463 as of December 31, 2021).

With respect to the Sabesprev Mais plan, the contributions from the sponsor represent 100% over the total basic contribution from the participants.

(iv)       VIVEST

Administered by VIVEST, the sponsor's contributions correspond to the result obtained by applying a percentage of 100% to the basic contribution made by the participant.

As of December 31, 2022, there were 58 participants (46 participants as of December 31, 2021).

(v)       Reconciliation of expenses with pension obligations

	December 31, 2022	December 31, 2021	December 31, 2020

G1 Plan (i)	11,686	23,247	25,776
G0 Plan (ii)	78,779	66,587	110,810
Sabesprev Mais Plan (iii)	25,371	22,406	21,700
VIVEST Plan (iv)	326	160	58
Subtotal	116,162	112,400	158,344
Expenses capitalized in assets	(3,359)	(4,118)	(4,904)
Other	5,684	5,527	5,841
Pension plan obligations (Note 29)	118,487	113,809	159,281